Fair Value Measurements - Summary of the Changes in the Fair Value of the FPA Liability (Detail) - USD ($)		3 Months Ended	6 Months Ended
		Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Changes In The Fair Value Of FPA Liability [Line Items]
Change in fair value of FPA liability		$ (186,812)	$ (63,044,158)	$ 69,874,782
Fair Value, Recurring [Member] | Level 3
Disclosure Of Changes In The Fair Value Of FPA Liability [Line Items]
Fair value as of January 1, 2021			69,874,782
Change in fair value of FPA liability	[1]			69,874,782
Fair value as of June 30, 2021				69,874,782
Fair Value, Recurring [Member] | Level 2
Disclosure Of Changes In The Fair Value Of FPA Liability [Line Items]
Fair value as of January 1, 2021			69,874,782
Change in fair value of FPA liability			(63,044,158)
Fair value as of June 30, 2021		$ 6,830,624	$ 6,830,624	$ 69,874,782

[1]	Represents the non-cash loss on change in valuation of the FPA liability and is included in loss on change in fair value of FPA liability on the statement of operations.